ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2019
ACCRUED LIABILITIES AND OTHER PAYABLES
ACCRUED LIABILITIES AND OTHER PAYABLES

21.        ACCRUED LIABILITIES AND OTHER PAYABLES

	As of December 31,
	2019	2018
	RMB’000	RMB’000
Deposits received from distributors	16,200	16,200
Accrued salary	1,208	2,331
Accrued rent, electricity and water	1,563	2,500
Accrued other taxes	1,027	1,541
Others	3,344	3,322
	23,342	25,894

Accrued liabilities and other payables are denominated in the following currencies:

	As of December 31,
	2019	2018
	’000	’000
In Renminbi	23,342	25,894
In US dollars	35	35

Deposits received represent deposits from the Company’s distributors. The Company usually requests a deposit from RMB 400,000 to RMB 1,000,000 from new distributors upon signing a distributorship agreement as security for the performance of their obligations under the distributorship agreement.

Accrued liabilities consist mainly of accrued rental, wages and utility expenses.

The carrying value of accrued liabilities and other payables is considered to be a reasonable approximation of fair value.